Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	INHIBRX BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42031
Entity Tax Identification Number	99-0613523
Entity Address, Address Line One	11025 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	795-4220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	INBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0002007919
Entity Ex Transition Period	true